Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480